Investment Objectives and Goals	Feb. 02, 2026
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FINQ FIRST U.S. LARGE CAP AI-MANAGED EQUITY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FINQ FIRST U.S. Large Cap AI-Managed Equity ETF (the “Fund”) seeks long-term capital appreciation.
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FINQ DOLLAR NEUTRAL U.S. LARGE CAP AI-MANAGED EQUITY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF (the “Fund”) seeks long-term capital appreciation and to achieve absolute returns.